Other liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Other liabilities

$ millions, as at October 31	2021	2020
Accrued interest payable	$781	$1,200
Defined benefit liability (Note 19)	602	676
Gold and silver certificates	113	133
Brokers’ client accounts	5,809	5,303
Derivative collateral payable	6,662	4,772
Negotiable instruments	1,149	1,110
Accrued employee compensation and benefits	2,961	2,174
Accounts payable and accrued expenses	2,259	2,153
Other (1)	4,587	4,613
	$24,923	$22,134

(1)
Includes the carrying value of our lease liabilities, which was $2,134 million as at October 31, 2021 (2020: $1,866 million
).
 The undiscounted cash flows related to the contractual maturity of our lease liabilities is $363 million for the period less than 1 year, $1,074 million between years
1-5,
and $1,107 million thereafter until expiry of the leases. During the year ended October 31, 2021, interest expense on lease liabilities was $51 million (2020: $60 million).